Cover	Feb. 03, 2022
Cover [Abstract]
Entity Registrant Name	KNOW LABS, INC.
Entity Central Index Key	0001074828
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Feb. 03, 2022
Entity Incorporation State Country Code	NV
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-30262
Entity Tax Identification Number	90-0273142
Entity Address Address Line 1	500 Union Street
Entity Address Address Line 2	Suite 810
Entity Address City Or Town	Seattle
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98101
Local Phone Number	903-1351
City Area Code	206